Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
3 Fair Value Measurements
In accordance with the accounting standards for fair value measurements and disclosures, the Plan’s assets are measured at fair value on a recurring basis as of December 31, 2025 and 2024. Fair values determined by Level 1 inputs utilize observable data, such as quoted prices in active markets. Fair values determined by Level 2 inputs utilize observable data points other than quoted prices in active markets that are observable either directly or indirectly. Fair values determined by Level 3 inputs utilize unobservable data points for which there is little or no market data, which require the reporting entity to develop its own assumptions. If the Plan were to change its valuation inputs for measuring financial assets and liabilities at fair value, either due to changes in current market conditions or other factors, it would need to transfer those assets or liabilities to another level in the hierarchy based on the new inputs used. The Plan would recognize these transfers at the beginning of the reporting period in which the transfers occurred. During the years ended December 31, 2025 and 2024, there were no transfers of financial assets or financial liabilities between the hierarchy levels.

The following table discloses the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025:

	Total December 31, 2025	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Waters Corporation Common Stock	$66,671,560	$66,671,560	$—	$—
Interest-bearing cash	1,902,288	1,902,288	—	—
Mutual funds	91,975,288	91,975,288	—	—
Self-directed brokerage assets	61,217,309	61,217,309	—	—
Common collective trusts	1,146,182,385	—	1,146,182,385	—

Total assets in the fair value hierarchy	$1,367,948,830	$221,766,445	$1,146,182,385	$—

The following table discloses the
Plan’s
assets measured at fair value on a recurring basis as of December 31, 2024:

	Total December 31, 2024	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Waters Corporation Common Stock	$68,447,665	$68,447,665	$—	$—
Interest-bearing cash	2,037,077	2,037,077	—	—
Mutual funds	108,329,133	108,329,133	—	—
Self-directed brokerage assets	55,331,574	55,331,574	—	—
Common collective trusts	1,006,262,588	—	1,006,262,588	—

Total assets in the fair value hierarchy	$1,240,408,037	$234,145,449	$1,006,262,588	$—

Investments in the Stock Fund are stated at fair value based on the quoted market price on the last business day of the year for the common stock of Waters Corporation.
Investments with original maturities of three months or less when purchased are considered interest-bearing cash. The fair values are based on observable market prices and, therefore, have been categorized in Level 1 of the fair value hierarchy.
Investments in mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the Securities and Exchange Commission (“SEC”). These funds are required to publish their daily net asset value (“NAV”) and transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Investments under the self-directed brokerage account are participant-directed investments that primarily include common stocks, mutual funds, certificates of deposit (“CDs”), and cash. Common stocks are valued at the closing price as reported on the active market on which the individual securities are traded. Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end
mutual funds that are registered with the SEC. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded. CDs are valued at amortized cost, which approximates fair value.

Investments in common collective trusts are stated at fair value based on the published NAV per unit in the trust provided by Fidelity at year end. While participant transactions for common collective trusts take place daily, certain events, such as the premature termination of the contract by the Plan or the termination of the Plan, would require a redemption notice period of up to twelve months.
The methods described above may produce a fair value that may not be indicative of the net realizable value or reflective of future fair value. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.